Condensed Financial Information of the Company (Details) - Schedule of condensed balance sheets (Parentheticals) - Previously Reported [Member] - $ / shares	Aug. 31, 2022	Aug. 31, 2021
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.000001
Ordinary shares, shares authorized	40,000,000,000	37,703,157,984
Ordinary shares, shares issued	14,611,659,561	4,321,229,545
Ordinary shares, shares outstanding	14,611,659,561	4,321,229,545
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.000001
Ordinary shares, shares issued		2,296,842,016
Ordinary shares, shares outstanding		2,296,842,016